INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - Accumulated depreciation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment
As of the beginning of period	$ (47,954,596)	$ (41,515,106)
As of the end of period	(49,908,325)	(47,954,596)	$ (41,515,106)
Office equipment
Property, plant and equipment
As of the beginning of period	(288,920)	(188,280)
As of the end of period	(269,538)	(288,920)	(188,280)
Vehicles
Property, plant and equipment
As of the beginning of period	(1,835,634)	(1,149,455)
As of the end of period	(2,665,074)	(1,835,634)	(1,149,455)
Equipment and computer software
Property, plant and equipment
As of the beginning of period	(67,105)	(32,448)
As of the end of period	(231,676)	(67,105)	(32,448)
Fixture and fittings
Property, plant and equipment
As of the beginning of period	(2,967,431)	(3,679,075)
As of the end of period	(3,546,919)	(2,967,431)	(3,679,075)
Machinery and equipment
Property, plant and equipment
As of the beginning of period	(5,125,728)	(5,449,233)
As of the end of period	(5,811,960)	(5,125,728)	(5,449,233)
Land and buildings
Property, plant and equipment
As of the beginning of period	(35,674,513)	(29,746,076)
As of the end of period	(34,240,384)	(35,674,513)	(29,746,076)
Buildings in progress
Property, plant and equipment
As of the beginning of period	(1,995,265)	(1,270,539)
As of the end of period	(3,142,774)	(1,995,265)	(1,270,539)
Accumulated depreciation
Property, plant and equipment
As of the beginning of period	16,019,806	13,012,286	13,225,424
Of the year	3,769,005	3,048,539	2,010,136
Disposals/ Transfers	(274,707)	(987,606)	(760,620)
Foreign currency translation	3,667,799	1,286,502	1,830,562
Revaluation	(1,568,774)	(339,915)	367,908
As of the end of period	21,613,129	16,019,806	13,012,286
Accumulated depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	473,905	391,602	415,682
Of the year	55,420	45,174	35,879
Disposals/ Transfers		(3,265)
Foreign currency translation	109,141	40,394	59,959
As of the end of period	638,466	473,905	391,602
Accumulated depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	1,676,583	1,828,087	1,818,836
Of the year	956,409	689,273	426,623
Disposals/ Transfers	(211,024)	(974,102)	(173,482)
Foreign currency translation	174,937	133,325	243,890
As of the end of period	2,596,905	1,676,583	1,828,087
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	525,021	433,231	832,185
Of the year	136,708	50,949	28,170
Disposals/ Transfers	(58,667)		(307,816)
Foreign currency translation	90,611	40,841	119,308
As of the end of period	693,673	525,021	433,231
Accumulated depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,670,512	1,801,356	1,701,034
Of the year	728,528	683,537	338,092
Foreign currency translation	660,430	185,619	237,770
As of the end of period	4,059,470	2,670,512	1,801,356
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	4,862,083	3,605,468	3,896,810
Of the year	1,169,606	898,522	553,399
Disposals/ Transfers	(5,016)	(10,239)	(279,322)
Foreign currency translation	1,179,197	368,332	565,419
As of the end of period	7,205,870	4,862,083	3,605,468
Accumulated depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	5,811,702	4,952,542	4,560,877
Of the year	722,334	681,084	627,973
Foreign currency translation	1,453,483	517,991	604,216
Revaluation	(1,568,774)	(339,915)	367,908
As of the end of period	$ 6,418,745	$ 5,811,702	$ 4,952,542